Stock-based compensation plans - Summary of the restricted stock unit plan during the fiscal years (Detail) - Restricted share units [member] - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of the fiscal year	8,255,925	2,443,150
Granted	10,215,944	6,913,640	2,499,210
Vesting	2,746,775	757,040
Forfeited	635,243	343,825	56,060
Outstanding at end of the fiscal year	15,089,851	8,255,925	2,443,150